Investments in associates and joint venture - Statements of profit or loss of Tinka under IFRS (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Investments in associates [Line Items]
Sales of goods	$ 637,619	$ 821,930	$ 1,106,329
Net loss from continued operations	(150,339)	(28,459)	(11,654)
Share in results	(9,517)	$ 47,710	$ (1,144)
Total market capitalization of shares	$ 11,900
Market capitalization value by each share	$ 0.18
Tinka Resources Ltd [Member]
Disclosure of Investments in associates [Line Items]
Net loss from continued operations	$ (2,311)
Adjustments to conform to the accounting policies	(2,189)
Net income, adjusted	(4,500)
Share in results	$ (868)